Income taxes	12 Months Ended
Dec. 31, 2023
Income taxes
Income taxes

Note 18. Income taxes

The following table presents the components of the loss before provision for income taxes:

	For the years ended December 31,
	2023	2022	2021
Domestic	$(54,565)	$(521,302)	$(15,183)
Foreign	—	—	—
Loss before provision for income taxes	$(54,565)	$(521,302)	$(15,183)

The following table presents the components of income tax benefit (expense):

	As of December 31,
	2023	2022	2021
Current:
US Federal	$—	$—	$—
US State	48	(789)	(254)
Foreign	—	—	—
Total current benefit (expense)	$48	$(789)	$(254)
Deferred:
US Federal	$5,045	$12,538	$—
US State	—	—	—
Foreign	—	—	—
Total deferred benefit	5,045	12,538	—
Total benefit (expense) for income taxes	$5,093	$11,749	$(254)

The following table presents the tax effects of temporary differences and tax loss and credit carry forwards that give rise to significant portions of deferred tax assets and liabilities:

	As of December 31,
	2023	2022
Deferred income tax assets:
Operating lease liability	$4,485	$5,178
Deferred revenue	3,735	4,595
Stock compensation	2,348	17,422
Bitcoin	—	29,111
Intangible assets	6,523	6,501
Net operating losses	116,872	150,167
Other deferred tax assets	2,058	2,393
Total deferred tax assets	136,021	215,367
Valuation allowance	(65,600)	(108,060)
Net deferred tax assets	70,421	107,307
Deferred income tax liabilities:
Derivative asset	(21,898)	(22,678)
Right of use asset	(4,289)	(5,043)
Fixed assets	(19,189)	(79,586)
Bitcoin	(23,300)	—
Other deferred tax liabilities	(1,745)	—
Total deferred tax liabilities	(70,421)	(107,307)
Net deferred tax assets (liabilities)	$—	$—

The Company has approximately $528.0 million and $171.0 million of federal and state tax Net Operating Losses (“NOLs”), respectively, that may be available to offset future taxable income. Federal and state net operating loss carryforwards of $130.0 million and $101.0 million, respectively, if not utilized, expire between 2026 and 2037. Under the Tax Cuts and Jobs Act, $398.0 million federal and $70.0 million state NOLs incurred after December 31, 2017 are carried forward indefinitely, but may be limited in utilization to 80% of taxable income.

Furthermore, as a result of changes in the ownership of our common stock and changes in our business operations, our ability to use our federal and state NOLs may be subject to annual limitations limited under Internal Revenue Code Section 382 and 383. The annual limitations may result in the expiration of net operating losses and credits before they are able to be utilized. The Company does not expect any previous ownership changes, as defined under Section 382 and 383 of the Internal Revenue Code, to result in an ultimate limitation that will materially reduce the total amount of net operating loss carryforwards and credits that can be utilized.

The statute of limitations for assessment by the IRS and state tax authorities is open for tax years ending December 31, 2018 through 2023, although carryforward attributes that were generated prior to tax year 2018 may still be adjusted upon examination by the IRS or state tax authorities if they either have been or will be used in a future period. Currently, no federal or state income tax returns are under examination by the respective taxing authorities.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the period in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and taxing strategies in making this assessment. In case the deferred tax assets will not be realized in future periods, the Company has provided a valuation allowance for the full amount of the deferred tax assets as of December 31, 2023 and 2022. The valuation allowance decreased by approximately $42.5 million during the year ended December 31, 2023.

The following table reconciles the income tax benefit (expense) based on the U.S. federal statutory rate with actual income tax benefit (expense):

	For the years ended December 31,
	2023		2022
Federal statutory rate	$11,459	21.0%	$109,376	21.0%
State and local taxes, net of federal taxes	42	(0.1)%	3,403	0.7%
Goodwill impairment	—	0.0%	(64,295)	(12.3)%
Contingent payment	5,045	9.3%	12,538	2.4%
Section 162m compensation	(21,315)	(39.1)%	(11,433)	(2.2)%
Stock compensation	2,648	4.9%	2,904	0.6%
Return to provision	(2,760)	(5.1)%	9,026	1.7%
Rate change on deferreds	3,919	7.2%	(3,321)	(0.6)%
Deferred adjustment	(36,159)	(66.3)%	—	0.0%
Other	(244)	0.5%	—	0.0%
Change in valuation allowance	42,458	77.8%	(46,449)	(8.9)%
Income tax benefit (expense)	$5,093	9.3%	$11,749	2.3%

The Company has not identified any uncertain tax positions requiring a reserve as of December 31, 2023 and 2022. The Company’s policy is to recognize interest and penalties that would be assessed in relation to the settlement value of unrecognized tax benefits as a component of income tax expense. The Company did not accrue either interest or penalties for the years ended December 31, 2023 and 2022.

The Company is subject to U.S. federal income tax and primarily Florida, Colorado, and Texas state income tax. The Company has not been under tax examination in any jurisdiction for the years ended December 31, 2023 and 2022.